Label	Element	Value
LMCG Global MultiCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LMCG Global MultiCap Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception periods compare with a broad measure of market performance. The bar chart below shows the performance of the Institutional Class for the calendar years ended December 31, 2014 and 2015. Updated performance information is available at www.lmcgfunds.com or by calling (877) 591-4667 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception periods compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 591-4667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lmcgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1)Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which include the returns of Institutional Shares (inception date September 11, 2013) prior to the commencement of operations of Investor Shares.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2016 was 0.00%.

During the period shown, the highest return for a quarter was 4.35% for the quarter ended June 30, 2014, and the lowest return was -8.83% for the quarter ended September 30, 2015.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

LMCG Global MultiCap Fund | MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World IMI Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes; assumes reinvestment of dividends)
1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
LMCG Global MultiCap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2014	rr_AnnualReturn2014	1.89%
Annual Return 2015	rr_AnnualReturn2015	(1.41%)
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2013
LMCG Global MultiCap Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
LMCG Global MultiCap Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
LMCG Global MultiCap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2014

[1]	Investor Shares commenced operations on December 18, 2014. Performance for the since inception period is a blended average annual return which include the returns of Institutional Shares (inception date September 11, 2013) prior to the commencement of operations of Investor Shares.